Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic And Diluted Earnings Loss Per Share
Schedule of basic and diluted earnings (loss) per share

	Year ended December 31,
	2022	2021	2020
Net income attributable to Vale's shareholders
Net income from continuing operations	16,728	24,736	6,258
Net income (loss) from discontinued operations	2,060	(2,291)	(1,377)
Net income	18,788	22,445	4,881
Thousands of shares
Weighted average number of common shares outstanding	4,637,794	5,012,424	5,129,585
Weighted average number of common shares outstanding and potential ordinary shares	4,642,432	5,016,848	5,132,962

Basic and diluted earnings per share from continuing operations
Common share (US$)	3.61	4.93	1.22
Basic and diluted earnings (loss) per share from discontinued operations
Common share (US$)	0.44	(0.46)	(0.27)
Basic and diluted earnings per share:
Common share (US$)	4.05	4.47	0.95